Statement of Investments

January 31, 2022 (unaudited)

Aberdeen Japan Equity Fund, Inc.

	Shares or Principal Amount	Value
COMMON STOCKS (110.8%)
JAPAN (110.8%)
Communication Services (7.1%)
Coconala, Inc.(a)	48,600	$397,747
KDDI Corp.	114,200	3,648,542
Okinawa Cellular Telephone Co.	15,400	670,932
ValueCommerce Co. Ltd.	53,000	1,634,110
Z Holdings Corp.	349,900	1,777,025
		8,128,356
Consumer Discretionary (23.4%)
Denso Corp.	29,000	2,164,377
Koito Manufacturing Co. Ltd.(b)	38,500	1,933,104
Nitori Holdings Co. Ltd.	9,100	1,303,689
Resorttrust, Inc.	126,300	2,022,018
Scroll Corp.	171,700	1,237,846
Shoei Co. Ltd.	43,500	1,674,948
Sony Group Corp.(b)	49,100	5,492,742
Stanley Electric Co. Ltd.	13,200	308,541
Toyota Motor Corp.(b)	402,600	7,956,653
Workman Co. Ltd.	14,400	635,930
Yamaha Corp.	41,800	1,904,205
		26,634,053
Consumer Staples (6.3%)
Asahi Group Holdings Ltd.	97,200	3,967,772
Milbon Co. Ltd.	15,200	717,657
Shiseido Co. Ltd.	19,900	1,003,835
Welcia Holdings Co. Ltd.	55,100	1,488,132
		7,177,396
Financials (11.7%)
Japan Exchange Group, Inc.	62,800	1,291,849
Tokio Marine Holdings, Inc.(b)	121,300	7,238,414
Tokyo Century Corp.(b)	28,200	1,391,651
WealthNavi, Inc.(a)	41,200	590,414
Zenkoku Hosho Co. Ltd.	63,100	2,824,238
		13,336,566
Health Care (10.2%)
AS One Corp.	12,000	594,566
Asahi Intecc Co. Ltd.	48,000	818,927
Astellas Pharma, Inc.	136,100	2,196,731
BML, Inc.	24,000	729,445
Chugai Pharmaceutical Co. Ltd.(b)	50,600	1,643,476
Daiichi Sankyo Co. Ltd.	42,800	961,715
Hoya Corp.(b)	18,400	2,385,897
Jeol Ltd.	17,200	937,784
Menicon Co. Ltd.	31,200	692,352

See accompanying Notes to Portfolio of Investments.

Statement of Investments (continued)

January 31, 2022 (unaudited)

Aberdeen Japan Equity Fund, Inc.

Takara Bio, Inc.	29,900	$599,792
		11,560,685
Industrials (20.9%)
AGC, Inc.	43,200	1,982,681
Amada Co. Ltd.(b)	331,400	3,208,449
Daikin Industries Ltd.(b)	13,600	2,855,239
FANUC Corp.(b)	6,400	1,265,589
Makita Corp.(b)	48,600	1,818,778
MISUMI Group, Inc.(b)	117,300	3,805,432
Nabtesco Corp.	56,900	1,778,635
Nihon M&A Center Holdings, Inc.	28,000	440,810
Recruit Holdings Co. Ltd.(b)	79,400	3,924,629
SHO-BOND Holdings Co. Ltd.	45,800	2,005,594
Takuma Co. Ltd.	59,700	763,474
		23,849,310
Information Technology (16.4%)
Advantest Corp.(b)	22,600	1,923,543
Appier Group, Inc.(a)	26,100	226,394
Elecom Co. Ltd.	37,500	453,874
Fukui Computer Holdings, Inc.	30,400	792,711
Keyence Corp.(b)	7,900	4,052,087
Kohoku Kogyo Co. Ltd.(a)	17,200	1,052,207
Murata Manufacturing Co. Ltd.(b)	23,200	1,744,252
NEC Corp.	15,200	593,002
NEC Networks & System Integration Corp.	85,100	1,228,016
Net Protections Holdings, Inc.(a)	70,300	737,942
Otsuka Corp.	23,600	957,612
Sanken Electric Co. Ltd.(b)	25,000	1,089,936
Sansan, Inc.(a)	36,800	407,949
Tokyo Electron Ltd.	4,700	2,298,925
Zuken, Inc.	43,100	1,114,903
		18,673,353
Materials (9.7%)
Kansai Paint Co. Ltd.(b)	67,600	1,403,227
Nippon Paint Holdings Co. Ltd.	99,500	795,743
Nippon Sanso Holdings Corp.(b)	145,400	2,887,467
Shin-Etsu Chemical Co. Ltd.(b)	31,700	5,303,704
Taoka Chemical Co. Ltd.	52,800	594,323
		10,984,464
Real Estate (5.1%)
Heiwa Real Estate Co. Ltd.(b)	52,600	1,796,827
Tokyu Fudosan Holdings Corp.	738,300	4,044,540
		5,841,367
Total Common Stocks		126,185,550

See accompanying Notes to Portfolio of Investments.

Statement of Investments (concluded)

January 31, 2022 (unaudited)

Aberdeen Japan Equity Fund, Inc.

Shares	Description	Value (US$)

SHORT-TERM INVESTMENT—0.1%
UNITED STATES—0.1%
$34,309	State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.03%(c)	$34,309
	Total Short-Term Investment—0.1% (cost $34,309)	34,309
	Total Investments—110.9% (cost $116,567,861)	126,219,859
	Liabilities in Excess of Other Assets—(10.9)%	(12,356,525)
	Net Assets—100.0%	$113,863,334

(a)	Non-income producing security.
(b)	All or a portion of the security has been designated as collateral for the line of credit.
(c)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2022.

See accompanying Notes to Portfolio of Investments.

Notes to Portfolio of Investments (unaudited)

January 31, 2022

Summary of Significant Accounting Policies

a. Security Valuation:

The Fund values its securities at current market value or fair value, consistent with regulatory requirements. "Fair value" is defined in the Fund's Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date.

Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Closed-end funds and exchange-traded funds ("ETFs") are valued at the market price of the security at the Valuation Time. A security using any of these pricing methodologies is determined to be a Level 1 investment.

Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing the Fund's portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.

Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the Investment Company Act of 1940, and has an objective to maintain a $1.00 per share net asset value. Generally, these investment types are categorized as Level 1 investments.

In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Fund's Pricing Committee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. A security that has been fair valued by the Fund's Pricing Committee may be classified as Level 2 or Level 3 depending on the nature of the inputs.

Aberdeen Japan Equity Fund, Inc.